Disclosure of effect of changes in foreign exchange rates (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Cash and cash equivalents	$ 56,391	$ 23,252	$ 521,521	$ 548,387
Trade payables and accrued liabilities	(1,577,483)	(1,192,636)
Financial assets and liabilities that are denominated in Canadian dollars [Member]
Statement [Line Items]
Cash and cash equivalents	0	21,933
Trade payables and accrued liabilities	(232,147)	(140,756)
Net	$ (232,147)	$ (118,823)